Taxes on Income (Composition) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current taxes		$ 145	$ 70	$ 91
Deferred taxes		22	(43)	61
Taxes in respect of prior years	[1]	93	(2)	(5)
Income taxes		$ 260	$ 25	$ 147

[1]	In 2021, including $47 million in respect of trapped earnings release